Deconsolidation	6 Months Ended
Jun. 30, 2025
Deconsolidation [Abstract]
Deconsolidation

Note 4 — Deconsolidation

Disposal of Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)

On May 20, 2024, the Company’s board of directors approved the equity transfer agreement between Hainan Weidong Technology Co., Ltd. (“Hainan Weidong”) and a related individual to transfer 100% equity interest of YY Online to the related individual with RMB 10 (USD 1.4). The disposal resulted in a gain from disposal of approximately RMB 1,416,187 (USD 197,010). Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Net assets of the entities disposed and loss on disposal was as follows as of the year end December 31, 2024:

	RMB	USD
Total current assets	216,613	30,134
Total non-current assets	400,000	55,645
Total assets	616,613	85,779
Total liabilities	1,632,790	227,142
Total net assets	(1,016,177)	(141,363)
Total consideration	10	1
Total loss on disposal	1,416,187	197,010

Disposal of Khorgas Weidong Technology Co., Ltd. (“Khorgas Weidong”)

On October 21, 2024, the Company’s board of directors approved the disposal of Khorgas Weidong. The disposal resulted in a loss from disposal of approximately RMB 56,134,710 (USD 7,809,069). Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Disposal of Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”) and its subsidiary Beijing Yujie Scholarship Education Consulting Co., Ltd. (Beijing Yujie)

On May 19, 2025, the Company’s board of directors approved the equity transfer agreement between Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”) and an independent third party to transfer 100% equity interest of Kashi Duodian and Beijing Yujie to an independent third party with RMB 2,977,491. A pre-disposal dividend of RMB 30,375,793 was received, eliminated against investment income, resulting in a gain on disposal of RMB 12,296,928 recognized in the consolidated statement of operations. Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Net assets of the entities disposed and loss on disposal was as follows as of the six months end June 30, 2025:

	RMB	USD
Total current assets	9,898,358	1,382,723
Total non-current assets	65,294,000	9,121,057
Total assets	75,192,358	10,503,780
Total liabilities	54,136,002	7,562,373
Total net assets	21,056,356	2,941,407
Total dividends paid to holding	30,375,793	4,243,259
Total consideration	2,977,491	415,932
Total gain on disposal	12,296,928	1,717,784